Net Loss Per Share (Details) - Schedule of the calculation of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Numerator:
Net loss	$ (25,103)	$ (19,260)
Denominator:
Weighted average shares outstanding – basic and dilutive	12,527,229	11,872,698
Basic and diluted net loss per share	$ (2)	$ (1.62)